DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Balance Sheets Information of Discontinued Operations
	2021	2020
Assets:
Account receivables	$-	$-
Inventory	-	-
Fixed assets, net	-	-
Costumers’ relationship	-	-
Total Assets	$-	$-
Liability:
Account payables	$-	$179

Total Liabilities	$-	$179

Schedule of Operations Information of Discontinued Operations

	Year ended December 31,
	2021	2020	2019

Revenue:
Services	$440	$955	$4,553

Cost of revenue:
Services	429	1,062	4,291

Gross profit (loss)	11	(107)	262

Operating expenses:
Research and development, net	16	42	(39)
Selling and marketing	29	90	330
General and administrative	68	191	598

	113	323	889

Operating income (loss)	(102)	(430)	(627)

Financial expenses (income)	-	-	28
Income (loss) on disposal of discontinued operation (1)	529	(1,415)	-

Net Income (loss)	$427	$(1,845)	$(655)

(1)

During 2020, the Company wrote off the following assets belonging to the discontinued operation: Inventory of $464, Accounts receivable of $233, Fixed assets of $363 and Customers' relationships of $355. During 2021 the company was succeeded to collect and sell some of the account receivable and inventory that were written off in total amount of $529.